Condensed Consolidated Statements of Income (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues, revenue taxes	$ 112	$ 86	$ 9